Application of new and revised IFRS as issued by the IASB - Differences between Operating lease Commitments (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Application of new and revised IFRS as issued by the IASB
Recognition exemption for short-term leases	$ (166)
Extension and termination options reasonably certain to be exercised	1,610
Operating lease liability before discounting	6,318
Discounted using the incremental borrowing rate at January 1, 2019	5,899
Lease liabilities recognized at January 1, 2019	$ 5,899	$ 4,220	$ 0